Average Annual Total Returns (Vanguard Capital Opportunity Fund Participant)	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell Midcap Growth Index Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.88%	11.90%
Five Years	15.91%	16.94%
Ten Years	10.25%	9.43%